Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital [Abstract]
Disclosure of classes of share capital

	2021		2020		January 1, 2020
				Currency remeasurement		Currency remeasurement
	Number	Amount	Number	Amount	Number	Amount
Common	103,647,256	$3,402	66,397,144	$481	66,381,289	$480
Class B Common	2,281,478	—	2,281,478	—	2,281,478	—
Total Common	105,928,734	$3,402	68,678,622	$481	68,662,767	$480